USAA                USAA INVESTMENT MANAGEMENT COMPANY
EAGLE               -----------------------------------------------------
LOGO                9800 Fredericksburg Road   San Antonio, TX  78288



                                            October 5, 1999



VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

RE:      USAA Investment Trust
         1933 Act File No. 2-91069
         1940 Act File No. 811-4019

Dear Sir or Madam:

         Pursuant to Rule 497(j) under the Securities Act of 1933, the registrant identified above certifies that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of Rule 497 would not have differed from that contained in the most recent Post-Effective Amendment to the registrant's Registration Statement filed on September 30, 1999, and the text of the most recent Post-Effective Amendment to the registrant's Registration Statement has been filed electronically.

                                            Sincerely,


                                            /s/MARK S. HOWARD
                                            -------------------------
                                            Mark S. Howard
                                            Assistant Vice President
                                            Securities Counsel


cc:    Philip H. Newman, Esq.
       Alex M. Ciccone